UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21973
Investment Company Act File Number
Eaton Vance Tax-Managed Global Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Diversified Equity Income Fund	as of January 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 92.7%

Security	Shares	Value

Aerospace & Defense — 3.1%
BAE Systems PLC	3,674,843	$21,329,277
Boeing Co. (The)	157,763	6,674,953
General Dynamics Corp.	320,461	18,179,753
Lockheed Martin Corp.	240,455	19,726,928
Raytheon Co.	280,220	14,184,736
United Technologies Corp.	472,955	22,697,110

		$102,792,757

Auto Components — 0.3%
Johnson Controls, Inc.	821,584	$10,278,016

		$10,278,016

Beverages — 1.3%
Coca-Cola Co. (The)	402,546	$17,196,765
PepsiCo, Inc.	502,110	25,220,985

		$42,417,750

Biotechnology — 1.9%
Amgen, Inc.(1)	292,823	$16,061,342
Biogen Idec, Inc.(1)	340,006	16,541,292
Genzyme Corp.(1)	439,575	30,295,509

		$62,898,143

Capital Markets — 4.0%
Bank of New York Mellon Corp. (The)	528,068	$13,592,470
Credit Suisse Group	2,105,247	53,729,120
Goldman Sachs Group, Inc.	133,248	10,757,111
Invesco, Ltd.	523,558	6,172,749
Julius Baer Holding AG	1,500,341	44,493,269
T. Rowe Price Group, Inc.	183,653	5,065,150

		$133,809,869

Chemicals — 0.9%
BASF AG	713,273	$20,662,875
E.I. Du Pont de Nemours & Co.	482,134	11,069,797

		$31,732,672

Commercial Banks — 3.4%
Banco Santander Central Hispano SA	5,241,454	$42,414,517
HSBC Holdings PLC	7,395,701	57,381,653
Wells Fargo & Co.	850,957	16,083,087

		$115,879,257

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	579,774	$18,083,151

		$18,083,151

Communications Equipment — 2.1%
Cisco Systems, Inc.(1)	2,107,918	$31,555,532
Nokia Oyj ADR	1,024,768	12,573,903
QUALCOMM, Inc.	777,057	26,847,319

		$70,976,754

Security	Shares	Value

Computers & Peripherals — 2.7%
Apple, Inc.(1)	193,768	$17,464,310
Hewlett-Packard Co.	929,306	32,293,384
International Business Machines Corp.	448,616	41,115,656

		$90,873,350

Diversified Financial Services — 1.0%
Bank of America Corp.	700,653	$4,610,297
Citigroup, Inc.	1,042,335	3,700,289
JPMorgan Chase & Co.	1,013,486	25,854,028

		$34,164,614

Diversified Telecommunication Services — 3.9%
AT&T, Inc.	750,567	$18,478,960
BCE, Inc.	1,000,000	20,460,000
France Telecom SA	1,040,537	23,317,452
Koninklijke KPN N.V.	3,659,863	48,714,759
Verizon Communications, Inc.	697,238	20,826,499

		$131,797,670

Electric Utilities — 2.7%
E.ON AG	1,223,459	$39,408,844
Edison International	443,058	14,430,399
FirstEnergy Corp.	247,290	12,362,027
Iberdrola SA	3,051,720	23,757,128

		$89,958,398

Electrical Equipment — 1.9%
ABB, Ltd.(1)	2,348,969	$30,502,872
Emerson Electric Co.	539,496	17,641,519
Vestas Wind Systems A/S(1)	354,995	17,096,614

		$65,241,005

Energy Equipment & Services — 0.9%
Diamond Offshore Drilling, Inc.	111,816	$7,017,572
Schlumberger, Ltd.	527,607	21,531,642

		$28,549,214

Food & Staples Retailing — 1.2%
CVS Caremark Corp.	632,815	$17,010,067
Kroger Co. (The)	389,240	8,757,900
Wal-Mart Stores, Inc.	332,922	15,687,285

		$41,455,252

Food Products — 5.7%
Cadbury PLC ADR	319,335	$10,314,521
Groupe Danone	225,675	11,583,139
Nestle SA	2,936,104	101,469,719
Unilever NV	3,031,029	66,814,044

		$190,181,423

Gas Utilities — 1.5%
GDF Suez	1,341,840	$51,337,805

		$51,337,805

Health Care Equipment & Supplies — 1.2%
Baxter International, Inc.	142,960	$8,384,604
Becton, Dickinson & Co.	95,270	6,923,271
Boston Scientific Corp.(1)	1,358,587	12,050,667
Medtronic, Inc.	389,339	13,038,963

		$40,397,505

Health Care Providers & Services — 0.7%
Aetna, Inc.	322,725	$10,004,475
UnitedHealth Group, Inc.	477,996	13,541,627

		$23,546,102

Security	Shares	Value

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	552,116	$32,033,770

		$32,033,770

Household Durables — 2.0%
Centex Corp.	993,073	$8,451,051
D.R. Horton, Inc.	1,657,162	9,876,686
KB HOME	748,433	7,985,780
Lennar Corp., Class A	1,274,287	9,799,267
NVR, Inc.(1)	19,944	8,497,939
Pulte Homes, Inc.	1,080,903	10,971,165
Ryland Group, Inc.	206,452	3,220,651
Toll Brothers, Inc.(1)	539,909	9,189,251

		$67,991,790

Household Products — 1.6%
Clorox Co.	184,419	$9,248,613
Colgate-Palmolive Co.	327,287	21,286,747
Procter & Gamble Co.	418,274	22,795,933

		$53,331,293

Industrial Conglomerates — 2.3%
General Electric Co.	2,044,566	$24,800,586
Siemens AG	902,535	50,823,544

		$75,624,130

Insurance — 6.0%
ACE, Ltd.	247,559	$10,808,426
Aflac, Inc.	280,630	6,513,422
Allianz SE	570,180	47,806,484
Chubb Corp.	472,337	20,112,109
MetLife, Inc.	466,637	13,406,481
Travelers Companies, Inc. (The)	638,512	24,672,104
Zurich Financial Services AG	436,853	78,769,737

		$202,088,763

Internet Software & Services — 0.8%
Google, Inc., Class A(1)	79,491	$26,910,088

		$26,910,088

IT Services — 0.5%
Accenture, Ltd., Class A	250,585	$7,908,463
Visa, Inc., Class A	175,041	8,638,273

		$16,546,736

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.(1)	241,899	$8,691,431

		$8,691,431

Machinery — 0.7%
Danaher Corp.	286,358	$16,016,003
Illinois Tool Works, Inc.	204,245	6,670,642

		$22,686,645

Media — 2.4%
Comcast Corp., Class A	2,052,262	$30,065,638
Time Warner, Inc.	1,516,839	14,152,108
Vivendi SA	1,413,617	36,415,697

		$80,633,443

Metals & Mining — 2.8%
Anglo American PLC	922,751	$16,598,971
ArcelorMittal	349,570	7,822,634
BHP Billiton, Ltd. ADR	266,452	10,002,608
Goldcorp, Inc.	2,067,557	61,137,661

		$95,561,874

Security	Shares	Value

Multi-Utilities — 1.3%
Public Service Enterprise Group, Inc.	547,082	$17,271,379
RWE AG	326,245	25,348,487

		$42,619,866

Oil, Gas & Consumable Fuels — 12.8%
Anadarko Petroleum Corp.	617,147	$22,673,981
BP PLC	8,097,864	57,349,764
Chevron Corp.	466,712	32,912,530
ConocoPhillips	267,586	12,718,363
ENI SpA	3,349,689	70,850,196
Exxon Mobil Corp.	649,825	49,698,616
Hess Corp.	413,750	23,008,638
Occidental Petroleum Corp.	376,344	20,529,565
Royal Dutch Shell PLC, Class B	2,416,333	57,362,664
Total SA	1,485,146	74,011,531
XTO Energy, Inc.	258,281	9,579,642

		$430,695,490

Pharmaceuticals — 9.5%
Abbott Laboratories	622,976	$34,537,789
Bayer AG	405,251	21,512,229
Merck & Co., Inc.	735,862	21,008,860
Novartis AG	1,200,790	49,341,053
Novo-Nordisk A/S, Class B	198,135	10,555,381
Pfizer, Inc.	647,653	9,442,781
Roche Holding AG	684,822	96,138,543
Sanofi-Aventis SA	862,170	48,491,281
Schering-Plough Corp.	855,972	15,030,868
Teva Pharmaceutical Industries, Ltd. ADR	335,351	13,900,299

		$319,959,084

Semiconductors & Semiconductor Equipment — 0.7%
ASML Holding NV	1,345,721	$22,258,225

		$22,258,225

Software — 1.5%
Microsoft Corp.	1,779,976	$30,437,590
Oracle Corp.(1)	1,092,814	18,392,060

		$48,829,650

Specialty Retail — 1.0%
Best Buy Co., Inc.	663,969	$18,604,411
Home Depot, Inc.	693,797	14,937,449

		$33,541,860

Tobacco — 2.7%
British American Tobacco PLC	2,855,929	$78,309,139
Philip Morris International, Inc.	338,683	12,582,073

		$90,891,212

Wireless Telecommunication Services — 1.9%
Rogers Communications, Inc., Class B	260,492	$7,335,455
Vodafone Group PLC	30,939,483	57,464,725

		$64,800,180

Total Common Stocks (identified cost $4,647,806,901)		$3,112,066,237

Investment Funds — 0.4%

Security	Shares	Value

Capital Markets — 0.4%
SPDR S&P Homebuilders ETF	1,214,903	$12,464,905

Total Investment Funds (identified cost $16,886,666)		$12,464,905

Call Options Purchased — 0.1%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	1,951	$855	2/21/2009	$3,511,800

Total Call Options Purchased (identified cost $5,271,407)				$3,511,800

Short-Term Investments — 7.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(2)	262,557	$262,557,225

Total Short-Term Investments (identified cost $262,557,225)		$262,557,225

Total Investments — 101.0% (identified cost $4,932,522,199)		$3,390,600,167

Covered Call Options Written — (1.2)%

	Number	Strike		Expiration
Description	of Contracts	Price		Date	Value
AMEX EUROTOP 100 Index	23,693		$176	2/17/09	$(13,260,261)
Dow Jones Euro Stoxx 50 Index	74,865	EUR	2,450	2/20/09	(1,265,314)
FTSE 100 Index	21,111	GBP	4,400	2/20/09	(1,330,842)
S&P 500 Index	1,140		$825	2/21/09	(3,739,200)
S&P 500 Index	5,746		$845	2/21/09	(12,066,600)
S&P 500 Index	2,934		$875	2/21/09	(2,934,000)
S&P 500 Index	3,902		$885	2/21/09	(3,316,700)
SMI Index	9,622	CHF	5,450	2/20/09	(771,485)

Total Covered Call Options Written (premiums received $78,968,128)					$(38,684,402)

Other Assets, Less Liabilities — 0.2%					$6,149,479

Net Assets — 100.0%					$3,358,065,244

ADR	- American Depository Receipt

CHF	- Swiss Franc

EUR	- Euro

GBP	- British Pound Sterling

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $371,212.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	49.7%	$1,668,742,712
Switzerland	13.9	465,252,739
United Kingdom	10.6	356,110,713
France	7.3	245,156,905
Germany	6.1	205,562,463
Netherlands	4.1	137,787,028
Canada	2.7	88,933,115
Italy	2.1	70,850,196
Spain	2.0	66,171,645
Denmark	0.8	27,651,995
Bermuda	0.4	14,081,212
Israel	0.4	13,900,299
Finland	0.4	12,573,903
Australia	0.3	10,002,608
Luxembourg	0.2	7,822,634

Total	101.0%	$3,390,600,167

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,933,076,888

Gross unrealized appreciation	$13,532,736
Gross unrealized depreciation	(1,556,009,457)

Net unrealized depreciation	$(1,542,476,721)

Written call options activity for the fiscal year to date ended January 31, 2009 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	145,492	$122,260,511
Options written	431,475	273,090,114
Options terminated in closing purchase transactions	(372,025)	(253,259,348)
Options expired	(61,929)	(63,123,149)

Outstanding, end of period	143,013	$78,968,128

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At January 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$1,968,610,207	$(25,424,141)
Level 2	Other Significant Observable Inputs	1,421,989,960	(13,260,261)
Level 3	Significant Unobservable Inputs	—	—

Total		$3,390,600,167	$(38,684,402)

*	Other financial instruments include written call options.
The Fund held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009